LONG-TERM DEBT (Studio City Notes) - Additional Information (Detail) (USD $)			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 26, 2012 Studio City Notes [Member]	Dec. 31, 2012 Studio City Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 3,194,864,000	$ 2,325,980,000	$ 825,000,000	$ 825,000,000
Purchase price as percentage of principal			100.00%
Percentage of interest on Studio City Finance owned by MCE			60.00%
Maturity date			Dec. 01, 2020
Interest rate per annum			8.50%	8.50%
Debt underwriting commissions and other expenses			13,200,000
Net proceeds from issuance of Studio City Notes			811,800,000
Interest on Studio City Notes, 41-month anniversary			239,594,000
Interest due			35,063,000
Restricted cash current portion	672,981,000			70,125,000
Restricted cash non-current portion	741,683,000	364,807,000		741,683,000
Capitalized underwriting fee and related issuance costs as deferred financing costs			21,669,000
Fund from Studio City Finance's ultimate shareholders to be the first in the sequence of funding of Studio City project costs according to Note Disbursement and Account Agreement			825,000,000
Redemption price percentage, special mandatory redemption			101.00%
Maximum redeemable percentage of principal prior to December 1, 2015 for partial redemption			35.00%
Redemption price percentage prior to December 1, 2015 with net cash proceeds of certain equity offerings			108.50%
Redemption price percentage prior to December 1, 2015			100.00%
Redemption price percentage on or after December 1, 2015			106.375%
Redemption price percentage on or after December 1, 2016			104.25%
Redemption price percentage on or after December 1, 2017			102.125%
Redemption price percentage on or after December 1, 2018 and thereafter			100.00%
Net assets restricted from distribution				$ 252,000,000